Deferred Tax - Summary of Deferred Corporate Income Tax Asset (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	€ 993	€ 1,295
Deferred corporate income tax asset dependent on future taxable profits	362	7
On December 31	1,355	1,302
Gross carrying amount [member]
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bond and similar investments until the earlier of market recovery or maturity	4,729	6,166
Deferred corporate income tax asset dependent on future taxable profits	1,717	27
On December 31	€ 6,446	€ 6,193